UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/08


                Date of Reporting Period:  Quarter ended 7/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

    PRINCIPAL                                                                                                             VALUE
    AMOUNT
                    U.S. GOVERNMENT AGENCIES-99.9%
  $  19,000,000   1 Federal Farm Credit System Discount Notes, 5.080% - 5.130%, 8/27/2007 - 9/20/2007             $  18,871,537
    163,100,000   2 Federal Farm Credit System Floating Rate Notes, 5.170% - 5.225%, 8/1/2007 - 9/26/2007           163,068,675
     12,980,000     Federal Farm Credit System Notes, 2.625% - 4.090%, 8/6/2007 - 4/7/2008                           12,943,034
    195,008,000   1 Federal Home Loan Bank System Discount Notes, 5.030% - 5.435%, 8/1/2007 - 7/17/2008             194,357,447
     49,000,000   2 Federal Home Loan Bank System Floating Rate Notes, 5.165% - 5.210%, 8/14/2007 - 10/10/2007       48,981,666
     33,180,000     Federal Home Loan Bank System Notes, 3.000% - 6.500%, 8/15/2007 - 7/24/2008                      33,097,806
     20,000,000   1 Tennessee Valley Authority Discount Notes, 5.120% - 5.124%, 9/13/2007                            19,877,641
                       TOTAL INVESTMENTS --- 99.9%                                                                  491,197,806
                       (AT AMORTIZED COST)3
                       OTHER ASSETS AND LIABILITIES --- 0.1%                                                            445,828
                       TOTAL NET ASSETS --- 100%                                                                  $ 491,643,634

   1 Discount rate at time of purchase.
   2 Floating rate note with current rate and next reset date shown. 3 Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






U.S. TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   U.S. TREASURY OBLIGATIONS--99.3%
                   U.S. TREASURY BILLS - 44.0%1
  $   150,000,000  4.600% - 4.730%, 9/20/2007                  $   149,032,639
      571,000,000  4.630% - 4.810%, 8/16/2007                      569,891,121
      120,000,000  4.640%, 8/23/2007                               119,659,733
      145,000,000  4.665% - 4.750%, 8/2/2007                       144,981,184
      100,000,000  4.730%, 9/6/2007                                 99,527,000
      100,000,000  4.768%, 8/30/2007                                99,615,951
       50,000,000  4.800%, 1/31/2008                                48,786,667
       27,000,000  4.818%, 10/11/2007                               26,743,468
      100,000,000  4.850%, 10/18/2007                               98,949,167
                      TOTAL                                      1,357,186,930
                   U.S. TREASURY NOTES - 55.3%
    1,316,422,000  2.750% - 6.125%, 8/15/2007                    1,316,033,343
      343,000,000  4.000%, 9/30/2007                               342,512,588
       50,000,000  4.625%, 3/31/2008                                49,849,434
                      TOTAL                                      1,708,395,365
                      TOTAL INVESTMENTS - 99.3%                  3,065,582,295
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES - NET - 0.7%     22,269,661
                      TOTAL NET ASSETS - 100%                  $ 3,087,851,956

   1 Discount rate at time of purchase.
   2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        September 24, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        September 24, 2007